Significant Accounting Policies - Amortization Period of Intangible Assets/Liabilities (Table) (Details)	12 Months Ended
Dec. 31, 2020
Trade name
Disclosure of detailed information about intangible assets [Line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Port terminal operating rights
Disclosure of detailed information about intangible assets [Line items]
Useful life measured as period of time, intangible assets other than goodwill	47 years
Customer relationships
Disclosure of detailed information about intangible assets [Line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years